INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 534,912	$ 556,762
Deferred tax expense (recovery) recognized in net income	22,178	(16,195)
Foreign currency translation of deferred tax balances	34,138	(5,655)
Net deferred tax liabilities, end of year	$ 591,228	$ 534,912